Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Operating Lease [Abstract]
Schedule Future Minimum Lease Payments Under Non-cancellable Operating Leases

The Group as Lessee

At December 31, 2017, the Corporation’s future minimum lease payments under non-cancellable operating leases and other obligations aggregate to $61.6 million and are payable as follows:

	Within one year $000’s	Later than one year but not later than 5 years $000’s	More than 5 years $000’s
Rent	9,400	28,323	23,828
Other	18	—	—
Total	9,418	28,323	23,828

Schedule Future Minimum Lease Receipts Under Non-cancellable Operating Leases

The Group as Lessor

At December 31, 2017, the Corporation’s future minimum lease receipts under non-cancellable operating leases aggregate to $17.6 million and are receivable as follows;

	Within one year $000’s	Later than one year but not later than 5 years $000’s	More than 5 years $000’s
Rent	1,964	7,855	7,806
Total	1,964	7,855	7,806